Equity (Details) - USD ($)										12 Months Ended
		Aug. 29, 2025	May 14, 2025	Aug. 09, 2024	Jul. 01, 2024	Jun. 28, 2024	Mar. 06, 2024	Feb. 23, 2024	Feb. 02, 2022	Dec. 31, 2025	Dec. 31, 2024	Feb. 26, 2025	Dec. 31, 2023	Dec. 31, 2022
Equity [Line Items]
Authorized share capital										500,000,000	500,000,000
Ordinary shares of par value (in Dollars per share)										$ 0.0001	$ 0.0001
Ordinary shares issued										37,758,997	46,595,743
Issuance of ordinary shares								41,000,000
Ordinary shares outstanding										36,712,040	33,595,743
Escrow account								13,000,000		13,000,000	13,000,000
Net profit amount (in Dollars)											$ 41,000,000
Shares deemed issued											13,000,000
Aggregate earnout shares			1,712,297
Escrow earnout shares			11,287,703
Granted share		2,450,957				70,000
Aggregate purchase shares							600,000
Purchase of price per share (in Dollars per share)							$ 10
Aggregate purchase price (in Dollars)				$ 100			$ 100
Ordinary shares issued					6,000,000		500,000
Number of sold shares									9,200,000
Units issued during period shares new issues					1				1
Exercise price (in Dollars per share)												$ 5.5
Redemption warrant										30 days
Sale of price per share (in Dollars per share)										$ 16.5
Trading days										20 days
Trading day period										30 days
Sold private placement units										424,480
Other units issued					315,543
Warrants outstanding (in Dollars)										$ 50,000
Warrant exercisable												50,000
Redeemable Warrant [Member]
Equity [Line Items]
Number of shares					1				1
Public Right Warrant [Member]
Equity [Line Items]
Number of shares									1
Warrant [Member]
Equity [Line Items]
Exercise price (in Dollars per share)										$ 0.01
Warrants outstanding										212,240	212,240
Private Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share)										$ 11.5
Other Warrants [Member]
Equity [Line Items]
Number of shares					1
Number of each warrant					1
Exercise price (in Dollars per share)					$ 11.5
Warrants outstanding (in Dollars)										$ 157,767	$ 157,767
Public Rights [Member]
Equity [Line Items]
Ordinary shares issued										920,000
Private Rights [Member]
Equity [Line Items]
Ordinary shares issued										42,448
Other Rights [Member]
Equity [Line Items]
Ordinary shares issued										33,919
PubCo [Member]
Equity [Line Items]
Ordinary shares issued											13,000,000
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares of par value (in Dollars per share)								$ 0.0001
Ordinary shares issued								41,000,000
Ordinary shares outstanding	[1]									36,712,040	33,595,743		41,000,000	41,000,000
Ordinary shares issued	[1]										1,100,000
PIPE Purchase Agreement [Member]
Equity [Line Items]
Aggregate purchase price (in Dollars)							$ 6,000,000
Ordinary shares issued					600,000
Additionally issued shares				500,000
PIPE Purchase Agreement [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares outstanding										36,712,040	33,595,743
Restricted Stock [Member]
Equity [Line Items]
Granted share		2,450,957
Restricted shares issued										1,404,000
Restricted shares outstanding										1,404,000
Business Combination [Member]
Equity [Line Items]
Ordinary shares issued										41,000,000
Escrow account										13,000,000
Number of shares					1				1
Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares of par value (in Dollars per share)								$ 0.0001
Ordinary shares issued								41,000,000
Issuance of ordinary shares								41,000,000
Trading days										10 days
Ordinary Shares [Member] | Private Warrants [Member]
Equity [Line Items]
Ordinary shares issued										1
Ordinary Shares [Member] | Directors [Member]
Equity [Line Items]
Ordinary shares outstanding								41,000,000
Ordinary Shares [Member] | PubCo [Member]
Equity [Line Items]
Ordinary shares issued											13,000,000
Ordinary Shares [Member] | BWAQ [Member]
Equity [Line Items]
Ordinary shares issued					4,425,743
Ordinary Shares [Member] | Sponsor [Member]
Equity [Line Items]
Ordinary shares issued					1,796,328
Ordinary Shares [Member] | Business Combination [Member]
Equity [Line Items]
Ordinary shares issued											41,000,000
Fuji Solar [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued					530,066
Private shareholders [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued					717,035
Public Shareholders [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued					949,714
Underwriter [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued					412,600
Independent Directors [Member] | Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares issued					20,000
Public Warrants [Member]
Equity [Line Items]
Number of each warrant									1
Exercise price (in Dollars per share)									$ 11.5
Warrants outstanding										4,600,000

[1]	The share information is presented on a retroactive basis to reflect the reorganization effected on February 27, 2024 (Note 1).